Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable
Notes Payable

7. Notes Payable

Term Notes

Silicon Valley Bank and Oxford Finance Corp.—2011 Credit Facility

In December 2011, the Company entered into a $15 million senior secured credit facility with Silicon Valley Bank and Oxford Finance Corp. (together, the Lenders) and drew-down all funds at that time. Pursuant to the terms of the loan and security agreement evidencing the credit facility, the Company made monthly payments of interest only through January 1, 2013 and, thereafter, will make monthly payments of principal and interest over the remaining 33 months of the loan. The credit facility bears interest at the rate of 8.85%. The final payment will include an additional interest payment of $300,000, which is being recognized as interest expense over the term of the note. Therefore, the effective interest rate on the loan is 9.49%. The Company may prepay the debt provided it pays certain prepayment fees.

The loan is secured by all of the Company’s assets other than intellectual property for which the Company has provided a negative pledge. The Company cannot grant a license to its intellectual property without the prior consent of the Lenders except for certain predefined situations. The loan prohibits the Company from paying dividends on its equity securities.

In connection with the credit facility, the Company issued to Silicon Valley Bank and Oxford Financial Corp. 10-year warrants to purchase an aggregate of 29,889 shares of Series D preferred stock with an exercise price of $27.60 per share. The Series D preferred stock warrants were immediately converted into warrants to purchase common stock upon the closing of the Company’s IPO. Upon issuance, the estimated fair value of the preferred stock warrants was $680,625 determined using the Black-Scholes option pricing model and was recorded as a debt discount, with a corresponding credit to the preferred stock warrant liability. The debt discount is being accreted to interest expense over the term of the loan. As of September 30, 2014, the unamortized debt discount was $176,458 and the Company accreted $136,125 to interest expense for the nine months ended September 30, 2014 and 2013, respectively. In addition, the Company incurred and capitalized a total of $140,000 in debt issuance costs which are being amortized on a straight-line basis as additional interest expense over the expected 45-month loan term.

The Company also issued Series D preferred stock warrants in conjunction with a credit facility that is no longer outstanding. All Series D preferred stock warrants were recorded as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity. Prior to the IPO, the fair value of the preferred stock warrant liability was re-measured at the end of each reporting period, and any changes in fair value was recognized in the Statements of Operations as other income or expense. Upon the closing of the IPO, the preferred stock warrants were, in accordance with its terms, automatically converted into warrants to purchase common stock, which resulted in the reclassification of the preferred stock warrant liability to additional paid-in capital. Upon reclassification, no further changes in fair value will be recognized in other income or expense. See Note 5 for further details.

The principal balance of the loan was $6,346,496 and $10,398,262 at September 30, 2014 and December 31, 2013, respectively.

Aggregate maturities of all term notes are as follows (amounts exclude unamortized discount at September 30, 2014):

2014	$1,411,236
2015	4,935,260
$6,346,496

7. Notes Payable

Term Notes

Silicon Valley Bank and Oxford Finance Corp.—2011 Credit Facility

        On December 22, 2011, the Company entered into a $15 million senior secured credit facility with Silicon Valley Bank and Oxford Finance Corp. (together, the "Lenders") and drew all funds at that time. Pursuant to the terms of the loan and security agreement evidencing the credit facility, the Company made monthly payments of interest only through January 1, 2013 and, thereafter, will make monthly payments of principal and interest over the remaining 33 months of the loan. The credit facility bears interest at the rate of 8.85%. The final payment will include an additional interest payment of $300,000, which is being recognized as interest expense over the term of the note. Therefore, the effective interest rate on the loan is 9.49%. The Company may prepay the debt provided it pays certain prepayment fees.

        The loan is secured by all of the Company's assets other than intellectual property for which the Company has provided a negative pledge. The Company cannot grant a license to its intellectual property without the prior consent of the Lenders except for certain predefined situations. The loan prohibits the Company from paying dividends on its equity securities.

        In connection with the credit facility, the Company issued to Silicon Valley Bank and Oxford Financial Corp. 10-year warrants to purchase an aggregate of 29,889 shares of Series D preferred stock with an exercise price of $27.60 per share. The estimated fair value of the preferred stock warrants was $680,625 determined using the Black-Scholes option-pricing model and was recorded as a debt discount, with a corresponding credit to the preferred stock warrant liability. The debt discount is being accreted to interest expense over the term of the loan. The Company accreted $181,500 and $181,500 to interest expense for the years ended December 31, 2013 and 2012, respectively. In addition, the Company incurred and capitalized a total of $140,000 in debt issuance costs which are being amortized on a straight-line basis as additional interest expense over the expected 45-month loan term.

        The Company also issued Series D preferred stock warrants in conjunction with a credit facility that is no longer outstanding. All Series D preferred stock warrants are recorded as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity. The preferred stock warrants are revalued at each reporting period to reflect any changes in fair value, with any gain or loss from the revaluation recorded in earnings as an adjustment to other income in the Statements of Operations. The estimated fair value of the preferred stock warrants decreased $243,000 and $243,000 for the years ended December 31, 2013 and 2012, respectively. See Note 5 for further details.

        The principal balance of the loan was $10,398,262 and $15,000,000 at December 31, 2013 and 2012, respectively.

        Aggregate maturities of all term notes are as follows (amounts exclude unamortized discount at December 31, 2013):

2014	$5,463,002
2015	4,935,260

$10,398,262